Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other operating expense	$ (41,174,929)	$ (32,945,002)	$ (4,083,382)
Agreement With Resolutions [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(24,783,504)
Wind Farms Incident Related Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(10,007,236)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Other operating expense		(16,363,530)
Forestry Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(1,513,896)	(8,297,212)
Impairment Of Material And Spare [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(1,340,317)	(1,559,551)	(3,473,280)
Charge Related To The Provision Lawsuits And Claims [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(1,656,797)	(1,013,147)
Charge Related To Allowance For Doubtful [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(52,743)	(1,683,844)
Interests Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(805,242)	(3,903,217)
Charge Related Discount Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(96,520)
Other [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	$ (918,674)	$ (124,501)	$ (610,102)